Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Deposits/Securities Sold Under Repurchase Agreements [Abstract]
Securities Sold Under Repurchase Agreements
(9)	Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements were $10,584,000 and $7,419,000 at December 31, 2012 and 2011, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2012 and 2011 was $10,584,000 and $7,419,000, respectively. The average daily balance outstanding during 2012 and 2011 was $8,426,000 and $6,166,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2012 and 2011 was .52% and .76% , respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.